Trade Accounts Receivable - Summary of Changes in Allowance for Doubtful Accounts (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in allowance account for credit losses of financial assets [line items]
Opening balance	R$ (157,247)	R$ (155,341)	R$ (168,210)
Additional allowance	(26,311)	(104,963)	(304,436)
Reversal of allowance	36,823	103,057	317,279
Transfer to discontinued operations	497		26
Write-off referring to actual losses	32,780
Change in accounting practice	3,492
Closing balance	R$ (109,966)	R$ (157,247)	R$ (155,341)